Customers' Refundable Fees	12 Months Ended
Dec. 31, 2013
Customers' Refundable Fees
13.	CUSTOMERS’ REFUNDABLE FEES

A roll-forward of customers’ refundable fees was as follows:

	As of December 31,
	2012	2013
	US$	US$
Balance at beginning of year	12,412	18,449
Cash received from customers during the year	138,719	375,363
Revenue recognized in earnings during the year	(102,019)	(188,102)
Remitted and payable to marketing agents during the year	—	(42,460)
Refunds paid during the year	(30,701)	(111,272)
Foreign currency translation adjustments	38	1,088

Balance at end of year	18,449	53,066